Table of Contents
      USAA Family of Funds                                        1
      Message from the President                                  2
      Investment Review                                           4
      Message from the Manager                                    5
      Financial Information:
         Statement of Assets and Liabilities                      8
         Portfolio of Investments in Securities                   9
         Notes to Portfolio of Investments in Securities         12
         Statement of Operations                                 13
         Statements of Changes in Net Assets                     14
         Notes to Financial Statements                           15



Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Growth & Income Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1998, USAA. All rights reserved.




                        USAA Family of Funds Summary

       Fund                                             Minimum
     Type/Name                    Volatility           Investment*
     ---------                    ----------           ----------

CAPITAL APPRECIATION
=============================================================================
 Aggressive Growth                Very high              $3,000
 Emerging Markets(1)              Very high              $3,000
 First Start Growth               Moderate to high       $3,000
 Gold(1)                          Very high              $3,000
 Growth                           Moderate to high       $3,000
 Growth & Income                  Moderate               $3,000
 International(1)                 Moderate to high       $3,000
 S&P 500 Index(2)                 Moderate               $3,000
 Science
  & Technology(5)                 Very high              $3,000
 World Growth(1)                  Moderate to high       $3,000

ASSET ALLOCATION
=============================================================================
 Balanced Strategy(1)             Moderate               $3,000
 Cornerstone Strategy(1)          Moderate               $3,000
 Growth and Tax
  Strategy(3)                     Moderate               $3,000
 Growth Strategy(1)               Moderate to high       $3,000
 Income Strategy                  Low to moderate        $3,000

INCOME - TAXABLE
============================================================================
 GNMA                             Low to moderate        $3,000
 Income                           Moderate               $3,000
 Income Stock                     Moderate               $3,000
 Short-Term Bond                  Low                    $3,000

INCOME - TAX EXEMPT
============================================================================
 Long-Term(3)                     Moderate               $3,000
 Intermediate-Term(3)             Low to moderate        $3,000
 Short-Term(3)                    Low                    $3,000
 State Bond Income(3)**           Moderate               $3,000

MONEY MARKET
==========================================================================
 Money Market(4)                  Very low               $3,000
 Tax Exempt
  Money Market(3),(4)             Very low               $3,000
 Treasury Money
  Market Trust(4)                 Very low               $3,000
 State Money Market(3),(4)**      Very low               $3,000


(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.
(2) S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.
(4) An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.
(5) This Fund may be more volatile than a fund that diversifies across many industries.

* The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.
** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.




Message from the President


[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE]

"We are now ready to
move to another plateau."

Back in 1980 we began to craft a family of mutual funds that would allow an investor to create a diversified portfolio suited to an individual's appetite for risk. In 1984 we started a brokerage service because we thought some members might want that. The two have grown beyond our dreams. Our fund family now offers 35 investment choices and our Brokerage Service has become a very significant presence in its industry. We are now ready to move to another plateau.

As I write this message, the USAA Investment Management Company is in the process of ending our long and mutually rewarding relationship with BHC Securities, and taking on all of the responsibilities of running our Brokerage Service. The term for this is "self-clearing." It includes our own seat on the Chicago Stock Exchange. Shortly after we achieve self-clearing, we shall also move our mutual fund accounts off of an internal system and onto the facilities of DST Systems, a Kansas City company that processes very much of the mutual fund industry's transactions. These two moves will greatly improve our ability to offer you better service.

Our goal is to give you a single investment account which can hold, track and report to you on almost any type of investment you wish to make. It will offer features such as low-cost loans based upon your investments,(1) easy movement of funds,(2) and a single statement. It will also be tied to other USAA services such as banking, fixed and variable annuities and property and casualty and life insurance. We will make this the only investment account you will need. You'll be hearing more on this in coming months.

Sincerely,


Michael J.C. Roth, CFA
President and
Vice Chairman of the Board



For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (IMCO), including charges and expenses, please call for a prospectus. Read it carefully before you invest.

USAA Brokerage Services is a discount brokerage service of USAA IMCO, a member of the NASD.

(1) Margin borrowing allows you to buy securities using funds that we will loan you for payment. It can serve as a low-interest loan which can be used for any purpose. Not all securities can be margined, however. Margin borrowing involves additional risks.
(2) An investor should consider the fluctuating values of securities.




Investment Review


GROWTH & INCOME FUND

OBJECTIVE: Capital growth and current income.

TYPES OF INVESTMENTS: Primarily dividend-paying common stocks.

-------------------------------------------------------------------------------
                                           7/31/97               1/31/98
===============================================================================
  Net Assets                            $825.1 Million        $950.7 Million
  Net Asset Value Per Share                 $18.85                $18.13
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/98
===============================================================================
     7/31/97 to 1/31/98           1 Year           Since Inception on 6/1/93
            .31%(+)               19.86%                    17.68%
-------------------------------------------------------------------------------
 (+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.



----------------------------------
CUMULATIVE PERFORMANCE COMPARISON
----------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the S&P 500 Index and the Lipper Growth & Income Funds Average from 06/1/93 to 01/31/98. The data points from the graph are as follows:


         USAA GROWTH &           S&P 500             LIPPER GROWTH &
          INCOME FUND             Index            INCOME FUNDS AVERAGE
          ----------             --------          --------------------

06/1/93     10,000                10,000                 10,000
12/93       10,481                10,526                 10,641
06/94       10,158                10,170                 10,285
12/94       10,616                10,664                 10,561
06/95       12,311                12,817                 12,328
12/95       13,967                14,667                 13,863
06/96       15,259                16,146                 15,109
12/96       17,186                18,032                 16,744
06/97       20,032                21,746                 19,451
12/97       21,662                24,046                 21,402
1/31/98     21,449                24,312                 21,427



The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the S&P 500 Index and the Lipper Growth & Income Funds Average. The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. The Lipper Growth & Income Funds Average is an average of all growth & income funds, as reported by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds.




                          Message from the Manager


[PHOTOGRAPH OF PORTFOLIO MANAGER R. DAVID ULLOM, CFA IS HERE]

ECONOMIC OUTLOOK
The first six months of the current fiscal year have proven to be a period of dramatic change in the overall economic and investment outlook. The most prominent economic event was the financial crisis in Southeast Asia. This crisis was brought about by a combination of over-borrowing by many Southeast Asian companies and investments by various companies and countries in uneconomic projects. Most Southeast Asian currencies underwent significant declines. This has now resulted in a shift of economic focus away from inflation concerns towards concerns with deflation.

As a result of the aforementioned financial crisis, the U.S. investment market has shifted to focusing on companies with primarily domestic earnings and earnings growth, while the focus has turned away from commodity oriented companies and ones with significant business in Southeast Asia. Our response to the shift in investment themes is to use the value approach to our advantage. Thus we have added investments in selected commodity oriented stocks (oil & gas and metals), the stocks of aerospace-related companies, and the shares of selected companies where the market has overreacted to Southeast Asian concerns. We have also reduced our exposure to selected companies and industries where we believe the market is overpaying for domestic earnings.

FUND PERFORMANCE
Fund performance of the Growth & Income Fund over the latest six months was hindered by exposure to the aerospace industry (Boeing), chemicals (B.F. Goodrich), commodity metals and energy (Alcoa, Titanium Metals, Exxon, Unocal, Apache Corp., Halliburton, and Helmerich and Payne), Health Maintenance Organizations (Humana and Pacificare), and insurance (Aetna). The problems associated with aerospace and commodities were previously mentioned, while HMO's experienced cost control problems. In most all cases, the Fund's holdings in these areas continue to represent good values and thus we look to retain or add to our positions.

Fund performance benefited most from those holdings where the revenue and earnings were primarily in the U.S. Such companies and industries included Ford Motor, American Greetings, Dun & Bradstreet, specialty chemicals (Millennium Chemicals), banks (PNC Bank and Bankers Trust), insurance and diversified financials (Allstate, Highlands Insurance, Morgan Stanley Dean Witter, and PMI Group), and pharmaceuticals (Smithkline Beecham). Although we continue to see value in selected financial, pharmaceutical, and specialty chemical companies, the valuations on certain insurance and bank stocks appear high.


===============================================================================

               TOP 10 EQUITY HOLDINGS
                 (% 0F NET ASSETS)


 Boeing                               2.3
 Morgan Stanley, Dean Witter,
   Discover & Co.                     2.1
 B.F. Goodrich                        2.0
 Lear                                 2.0
 PMI Group                            1.8
 Pharmacia & Upjohn                   1.8
 Sears                                1.8
 SmithKline Beecham plc ADR           1.8
 GTE                                  1.7
 Kimberly-Clark                       1.7

===============================================================================



===============================================================================

                TOP 10 INDUSTRIES
                (% OF NET ASSETS)


 Insurance - Property/Casualty        5.3
 Finance - Diversified                4.0
 Insurance - Multi/Line
   Companies                          3.8
 Drugs                                3.6
 Telecommunications -
   Long Distance                      3.2
 Telephones                           3.2
 Chemicals                            2.8
 Oil - Domestic/Integrated            2.8
 Banks - Money Center                 2.7
 Machinery - Diversified              2.6


===============================================================================


See page 9 for a complete listing of the Portfolio of Investments in Securities.




GROWTH & INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 1998
(Unaudited)


ASSETS
   Investments in securities, at market value (identified cost of $751,633)         $957,123
   Cash                                                                                  437
   Receivables:
      Capital shares sold                                                              1,663
      Dividends                                                                          937
                                                                                    --------
         Total assets                                                                960,160
                                                                                    --------


LIABILITIES
   Securities purchased                                                                7,592
   Capital shares redeemed                                                             1,189
   USAA Investment Management Company                                                    471
   USAA Transfer Agency Company                                                          147
   Accounts payable and accrued expenses                                                  69
                                                                                    --------
         Total liabilities                                                             9,468
                                                                                    --------
            Net assets applicable to capital shares outstanding                     $950,692
                                                                                    ========


REPRESENTED BY:
   Paid-in capital                                                                  $728,859
   Accumulated undistributed net investment income                                       575
   Accumulated net realized gain on investments                                       15,768
   Net unrealized appreciation of investments                                        205,490
                                                                                    --------
            Net assets applicable to capital shares outstanding                     $950,692
                                                                                    ========
   Capital shares outstanding                                                         52,437
                                                                                    ========
   Net asset value, redemption price, and offering price per share                  $  18.13
                                                                                    ========


See accompanying notes to financial statements.


GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES

January 31, 1998
(Unaudited)



                                         Market
  Number                                 Value
of Shares          Security              (000)
---------          --------              -----


           COMMON STOCKS (97.1%)
         Aerospace/Defense (2.3%)
 455,000 Boeing Co.                      $21,641
------------------------------------------------

         Airlines (1.3%)
  95,000 AMR Corp.*                       11,994
------------------------------------------------

         Aluminum (1.6%)
 193,000 Aluminum Co. of America          14,740
------------------------------------------------

         Automobiles (1.5%)
 285,000 Ford Motor Co.                   14,535
------------------------------------------------

         Auto Parts (2.4%)
 250,000 Intermet Corp.                    4,156
 382,000 Lear Corp.*                      18,981
------------------------------------------------
                                          23,137
------------------------------------------------

         Banks - Major Regional (1.3%)
 232,000 PNC Bank Corp.                   11,962
------------------------------------------------

         Banks - Money Center (2.7%)
 190,000 BankAmerica Corp.                13,502
 120,000 Bankers Trust
          New York Corp.                  12,517
------------------------------------------------
                                          26,019
------------------------------------------------

         Chemicals (2.8%)
 150,000 Dow Chemical Co.                 13,500
 562,700 Millennium Chemicals, Inc.       13,153
------------------------------------------------
                                          26,653
------------------------------------------------

         Chemicals - Diversified (2.0%)
 450,000 B.F. Goodrich Co.                18,872
------------------------------------------------

         Communication
          Equipment (1.5%)
 164,306 Lucent Technologies, Inc.        14,541
------------------------------------------------

         Computer - Networking (1.6%)
 240,000 Cisco Systems, Inc.*             15,135
------------------------------------------------

         Consumer Jewelry and Novelties
          - Miscelleneous (1.6%)
 352,500 American Greetings Corp.         15,268
------------------------------------------------

         Containers - Metals
          & Glass (1.1%)
 334,000 Ball Corp.                       10,855
------------------------------------------------

         Drugs (3.6%)
 435,000 Pharmacia & Upjohn, Inc.         16,721
 276,000 SmithKline Beecham
          plc ADR "A"                     17,405
------------------------------------------------
                                          34,126
------------------------------------------------

         Electric (2.6%)
 431,400 Houston Industries, Inc.         11,270
 435,000 Pacific Gas & Electric Co.       12,969
------------------------------------------------
                                          24,239
------------------------------------------------

         Electrical Equipment (1.4%)
 242,000 Rockwell International
          Corp.                           13,522
------------------------------------------------

         Electronics -
          Semiconductors (1.3%)
 440,300 National Semiconductor
          Corp.*                          12,383
------------------------------------------------

         Engineering &
          Construction (0.9%)
 231,500 Fluor Corp.                       8,725
------------------------------------------------

         Equipment -
          Semiconductors (1.3%)
 375,000 Applied Materials, Inc.*         12,305
------------------------------------------------

         Finance - Consumer (1.1%)
 154,300 Associates First
          Capital Corp.                   10,492
------------------------------------------------

         Finance - Diversified (4.0%)
 350,000 Morgan Stanley, Dean
          Witter, Discover & Co.          20,431
 255,000 PMI Group, Inc.                  17,292
------------------------------------------------
                                          37,723
------------------------------------------------

         Foods (1.4%)
 145,000 Ralston Purina Group             13,612
------------------------------------------------

         Healthcare - HMOs (2.2%)
 500,000 Humana, Inc.*                    10,031
191,000 Pacificare Health
          Systems, Inc.*                  10,720
------------------------------------------------
                                          20,751
------------------------------------------------

         Heavy Duty Trucks
          & Parts (1.5%)
 285,000 Aeroquip-Vickers, Inc.           14,250
------------------------------------------------

         Household Products (1.7%)
 314,000 Kimberly-Clark Corp.             16,387
------------------------------------------------

         Insurance - Life/Health (1.3%)
 169,000 Aetna, Inc.                      12,421
------------------------------------------------

         Insurance - Multi-Line
          Companies (1.4%)
 120,000 American International
          Group, Inc.                     13,237
------------------------------------------------

         Insurance -
          Property/Casualty (5.3%)
 155,000 Allstate Corp.                   13,718
 356,500 Everest Reinsurance
          Holdings, Inc.                  13,502
 330,200 Highlands Insurance
          Group, Inc.*                     8,585
 360,000 Travelers Property
          Casualty Corp.                  15,030
------------------------------------------------
                                          50,835
------------------------------------------------

         Leisure Time (1.2%)
 390,000 Brunswick Corp.                  11,749
------------------------------------------------

         Machinery - Diversified (2.6%)
 243,000 Deere & Co.                      12,818
 445,204 Flowserve Corp.                  11,909
------------------------------------------------
                                          24,727
------------------------------------------------

         Manufacturing - Diversified
          Industries (1.5%)
 273,000 Hillenbrand Industries, Inc.     13,991
------------------------------------------------

         Manufacturing -
          Specialized (1.7%)
 360,000 Avery Dennison Corp.             16,155
------------------------------------------------

         Medical Products
          & Supplies (1.6%)
 355,000 Bausch & Lomb, Inc.              15,221
------------------------------------------------

         Metals/Mining (1.5%)
 440,000 Inco Ltd.                         7,810
 250,000 Titanium Metals Corp.*            6,641
------------------------------------------------
                                          14,451
------------------------------------------------

         Natural Gas (1.8%)
 120,000 NICOR, Inc.                       4,830
 270,000 Sonat, Inc.                      11,796
------------------------------------------------
                                          16,626
------------------------------------------------

         Oil - Domestic
          Integrated (2.8%)
 542,000 Occidental Petroleum Corp.       13,821
 360,000 Unocal Corp.                     12,375
------------------------------------------------
                                          26,196
------------------------------------------------

         Oil - International
          Integrated (1.3%)
 200,000 Exxon Corp.                      11,863
------------------------------------------------

         Oil & Gas -
          Drilling/Equipment (1.8%)
 180,000 Halliburton Co.                   8,089
 370,000 Helmerich & Payne, Inc.           9,458
------------------------------------------------
                                          17,547
------------------------------------------------

         Oil & Gas - Exploration
          & Production (1.3%)
 385,000 Apache Corp.                     12,753
------------------------------------------------

         Paper & Forest Products (1.7%)
  94,000 Jefferson Smurfit Corp.*          1,422
 290,000 Weyerhaeuser Co.                 14,445
------------------------------------------------
                                          15,867
------------------------------------------------

         Photography - Imaging (0.8%)
  97,000 Xerox Corp.                       7,796
------------------------------------------------

         Publishing (1.1%)
 373,200 Houghton Mifflin Co.             10,100
------------------------------------------------

         Railroads / Shipping (1.3%)
 401,000 Norfolk Southern Corp.           12,657
------------------------------------------------

         Real Estate Investment
          Trusts (2.1%)
 262,000 Felcor Suite Hotels, Inc.         9,776
 268,000 Highwoods Properties, Inc.        9,698
------------------------------------------------
                                          19,474
------------------------------------------------

         Retail - Department
          Stores (2.4%)
 200,000 J.C. Penney Company, Inc.        13,475
 180,000 May Department Stores Co.         9,461
------------------------------------------------
                                          22,936
------------------------------------------------

         Retail - General
          Merchandising (1.8%)
 365,000 Sears, Roebuck & Co.             16,813
------------------------------------------------

        Services - Commercial
          & Consumer (1.3%)
 391,900 Dun & Bradstreet Corp.           12,492
------------------------------------------------

         Specialty Printing (1.2%)
 355,000 Deluxe Corp.                     11,715
------------------------------------------------

         Telecommunications -
          Long Distance (3.2%)
 250,000 AT&T Corp.                       15,656
 247,000 Sprint Corp.                     14,666
------------------------------------------------
                                          30,322
------------------------------------------------

         Telephones (3.2%)
 149,760 Bell Atlantic Corp.              13,862
 300,000 GTE Corp.                        16,369
------------------------------------------------
                                          30,231
------------------------------------------------

         Tobacco (2.2%)
 299,000 Philip Morris
          Companies, Inc.                 12,408
 226,500 Universal Corp.                   8,763
------------------------------------------------
                                          21,171
------------------------------------------------

         Waste Management (1.0%)
 410,000 Waste Management, Inc.            9,635
------------------------------------------------
Total common stocks
 (cost: $717,358)                        922,848
------------------------------------------------


 Principal
  Amount
  (000)
  -----
              SHORT-TERM (3.6%)
          Commercial Paper
 $22,569 Prudential Funding Corp.,
          5.51%, 2/02/98                 22,562
-----------------------------------------------

  11,718 General Motors
          Acceptance Corp.,
          5.45%, 2/03/98                 11,713
-----------------------------------------------
Total short-term (cost: $34,275)         34,275
-----------------------------------------------
Total investments (cost: $751,633)    $ 957,123
===============================================




GROWTH & INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

January 31, 1998
(Unaudited)


GENERAL NOTES
Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
* Non-income producing

See accompanying notes to financial statements.



GROWTH & INCOME FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 1998
(Unaudited)



Net investment income:
   Income (net of foreign taxes withheld of $23):
      Dividends                                                      $   8,069
      Interest                                                             768
                                                                     ---------
         Total income                                                    8,837
                                                                     ---------
   Expenses:
      Management fees                                                    2,633
      Transfer agent's fees                                                799
      Custodian's fees                                                      72
      Postage                                                               96
      Shareholder reporting fees                                            27
      Directors' fees                                                        2
      Registration fees                                                     98
      Professional fees                                                     26
      Other                                                                  8
                                                                     ---------
         Total expenses                                                  3,761
                                                                     ---------
            Net investment income                                        5,076
                                                                     ---------
Net realized and unrealized gain (loss) on investments:
   Net realized gain                                                    28,567
   Change in net unrealized appreciation/depreciation                  (30,176)
                                                                     ---------
            Net realized and unrealized loss                            (1,609)
                                                                     ---------
Increase in net assets resulting from operations                     $   3,467
                                                                     =========

See accompanying notes to financial statements.





GROWTH & INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 1998
and Year ended July 31, 1997
(Unaudited)



                                                                   1/31/98       7/31/97
                                                                   -------       -------
From operations:
   Net investment income                                          $  5,076       $  8,448
   Net realized gain on investments                                 28,567         21,558
   Change in net unrealized appreciation/depreciation
      of investments                                               (30,176)       190,518
                                                                  --------       --------
      Increase in net assets resulting from operations               3,467        220,524
                                                                  --------       --------
Distributions to shareholders from:
   Net investment income                                            (5,072)        (8,309)
                                                                  --------       --------
   Net realized gains                                              (31,222)       (13,135)
                                                                  --------       --------
From capital share transactions:
   Proceeds from shares sold                                       193,593        320,646
   Dividend reinvestments                                           35,574         20,964
   Cost of shares redeemed                                         (70,740)       (87,399)
                                                                  --------       --------
      Increase in net assets from capital share transactions       158,427        254,211
                                                                  --------       --------
Net increase in net assets                                         125,600        453,291
Net assets:
   Beginning of period                                             825,092        371,801
                                                                  --------       --------
   End of period                                                  $950,692       $825,092
                                                                  ========       ========
Undistributed net investment income included in net assets:
   End of period                                                  $    575       $    571
                                                                  ========       ========
Change in shares outstanding:
   Shares sold                                                      10,569         20,226
   Shares issued for dividends reinvested                            1,966          1,432
   Shares redeemed                                                  (3,876)        (5,508)
                                                                  --------       --------
      Increase in shares outstanding                                 8,659         16,150
                                                                  ========       ========
Authorized shares of $.01 par value                                 75,000         75,000
                                                                  ========       ========



See accompanying notes to financial statements.




GROWTH & INCOME FUND
NOTES TO FINANCIAL STATEMENTS

January 31, 1998
(Unaudited)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this semiannual report pertains only to the Growth & Income Fund (the Fund). The Fund's investment objective is capital growth and current income. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing the Fund's assets primarily in dividend paying equity securities.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)  LINES OF CREDIT
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 1998.

(3)  DISTRIBUTIONS
Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4)  INVESTMENT TRANSACTIONS
Purchases and sales of securities, excluding short-term securities, for the six-month period ended January 31, 1998 were $211,670,930 and $85,578,596, respectively.

Gross unrealized appreciation and depreciation of investments as of January 31, 1998 was $220,045,177 and $14,555,053, respectively.



(5)  TRANSACTIONS WITH MANAGER
A. Management fees - The investment policies of the Fund and management of the Fund's portfolio is carried out by USAA Investment Management Company. The Fund's management fees are computed at .60% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.50 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended January 31, 1998 was $9,200.

(6)  TRANSACTIONS WITH AFFILIATES
Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.


(7)  FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:



                             Six-Month
                           Period Ended           Year Ended July 31,
                            January 31,       ------------------------------
                               1998           1997        1996          1995
                               ----           ----        ----          ----
Net asset value at
   beginning of period       $  18.85     $  13.46     $  12.07       $  10.36
Net investment income             .11          .23          .24(a)         .24(a)
Net realized and
   unrealized gain (loss)        (.06)        5.84         1.51           1.81
Distributions from net
   investment income             (.11)        (.23)        (.23)          (.23)
Distributions of realized
   capital gains                 (.66)        (.45)        (.13)          (.11)
                             --------     --------     --------       --------
Net asset value at
   end of period             $  18.13     $  18.85     $  13.46       $  12.07
                             ========     ========     ========       ========
Total return (%) *                .31        46.69        14.68          20.30
Net assets at
   end of period (000)       $950,692     $825,092     $371,801       $208,490
Ratio of expenses to
   average net assets (%)         .84(b)       .89          .95           1.01
Ratio of net investment
   income to average
   net assets (%)                1.14(b)      1.50         1.84           2.21
Portfolio turnover (%)           9.99        14.67        16.13          19.45
Average commission
   rate paid per share+      $  .0497     $  .0494     $  .0493





                            Ten-Month        Four-Month
                           Period Ended     Period Ended
                             July 31,        September 30,
                              1994             1993**
                              ----             ----

Net asset value at
   beginning of period       $  10.23          $ 10.00
Net investment income             .17(a)           .03
Net realized and
   unrealized gain (loss)         .16              .20
Distributions from net
   investment income             (.18)             -
Distributions of realized
   capital gains                 (.02)             -
                             --------           -------
Net asset value at
   end of period             $  10.36           $ 10.23
                             ========           =======
Total return (%) *               3.28              2.30
Net assets at
   end of period (000)       $134,622           $69,606
Ratio of expenses to
   average net assets (%)        1.12(b)           1.63(b)
Ratio of net investment
   income to average
   net assets (%)                1.95(b)           1.87(b)
Portfolio turnover (%)          13.90             10.68
Average commission
   rate paid per share+



   * Assumes reinvestment of all dividend income and capital gain distributions during the period.
  ** Fund commenced operations June 1, 1993.
   + Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.
 (a) Calculated using weighted average shares.
 (b) Annualized. The ratio is not necessarily indicative of 12 months of operations.




===============================================================================

                                    Directors
                     Robert G. Davis, Chairman of the Board
           Michael J.C. Roth, President and Vice Chairman of the Board
                      John W. Saunders, Jr., Vice President
                               Barbara B. Dreeben
                             Howard L. Freeman, Jr.
                                 Robert L. Mason
                                Richard A. Zucker

                 Investment Adviser, Underwriter and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288


                                 Transfer Agent
                        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

                                    Custodian
                       State Street Bank and Trust Company
                                  P.O. Box 1713
                           Boston, Massachusetts 02105

                                  Legal Counsel
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

                              Independent Auditors
                              KPMG Peat Marwick LLP
                           112 East Pecan, Suite 2400
                            San Antonio, Texas 78205



                              Telephone Assistance
                          Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                   For Additional Information On Mutual Funds
                    1-800-531-8181, (in San Antonio) 456-7211
                 For account servicing, exchanges or redemptions
                    1-800-531-8448, (in San Antonio) 456-7202

                        Recorded Mutual Fund Price Quotes
                        24-Hour Service (from any phone)
                    1-800-531-8066, (in San Antonio) 498-8066

                            Mutual Fund Touchline(Registered Trademark)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                    1-800-531-8777, (in San Antonio) 498-8777

================================================================================